Derivatives and hedging activities (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Credit Derivatives [Line Items]
Credit protection sold	SFr 586.0	SFr 513.9
Credit protection purchased	564.9	492.8
Other protection purchased	114.5	94.9
Other instruments	22.1	13.4
Total credit derivatives	SFr 1,287.5	SFr 1,115.0